Stockholders' Equity and Regulatory Capital	12 Months Ended
Mar. 31, 2017
Stockholders Equity And Regulatory Capital [Abstract]
Stockholders' Equity and Regulatory Capital

Note 7 - Stockholders’ Equity and Regulatory Capital

Plan of Conversion and Reorganization

On November 20, 2013, the Boards of Directors of the former Clifton Savings Bancorp, Inc., the Bank and former Clifton MHC adopted an Amended and Restated Plan of Conversion and Reorganization (the “Plan of Conversion”), which amended and restated in its entirety the plan of conversion previously approved on November 8, 2010, pursuant to which a reorganization from the two-tier mutual holding company structure to the stock holding company structure would be effected.

The Company completed the Plan of Conversion and second step stock offering on April 1, 2014. A total of 17,059,448 shares of common stock were sold in the subscription offering at $10.00 per share, including 1,023,566 shares purchased by the Bank’s Employee Stock Ownership Plan. As part of the conversion, each of the existing 9,737,241 shares of Company common stock owned by persons other than Clifton MHC was converted into 0.9791 shares of Clifton Bancorp Inc. common stock. As a result of the conversion, all share information for periods prior to April 1, 2014 had been adjusted to reflect the 0.9791 exchange ratio.

Stock Repurchase Plan

On March 11, 2015, the Company announced that the Board of Directors authorized a stock repurchase plan, which became effective on April 2, 2015, to acquire up to 2,731,000 shares, or 10% of the Company’s outstanding stock. On October 28, 2015, the Company announced that the Board of Directors authorized an extension of the stock repurchase plan to acquire an additional 2,569,000 shares, or 10%, of the Company’s outstanding common stock. On September 8, 2016, the Company announced that the Board of Directors again authorized an extension of the stock repurchase plan to acquire an additional 1,155,000 shares, or 5%, of the Company’s outstanding common stock.

During the years ended March 31, 2017 and 2016, approximately 1,407,500 and 4,008,000 shares were repurchased, respectively, under the repurchase plan at aggregate costs of approximately $21.6 million, or $15.31 per share and $56.2 million, or $14.02 per share, respectively. There were no stock repurchase plans in effect at or during the years ended March 31, 2015.

Regulatory Capital

The Company and its subsidiary Bank are subject to regulatory capital requirements promulgated by the federal banking agencies. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the OCC has similar requirements for the Company’s subsidiary bank.

Effective January 1, 2015, the Company adopted the Basel III final rule. Based on the Company’s capital levels and statement of condition composition, the implementation of the new rule had no material impact on our regulatory capital level or ratios at the Bank level. The new rule establishes limits at the Company level and increased the minimum Tier 1 capital to risk based assets requirement from 4% to 6% of risk-weighted assets; established a new common equity Tier 1 capital; and assigned a higher risk weight (150%) to exposures that are more than 90 days past due or are on nonaccrual status and to certain commercial real estate facilities that finance the acquisition, development or construction of real property. The new rule has a capital conservation buffer requirement that phased in beginning January 1, 2016 at 0.625 percent of risk-weighted assets and increases each subsequent year by an additional 0.625 percent until reaching its final level of 2.5 percent of risk-weighted assets on January 1, 2019, when the full capital conservation buffer requirement will be effective. Management believes, as of March 31, 2017 and 2016, that the Company and the Bank met all capital adequacy requirements to which they were subject.

Note 7 - Stockholders’ Equity and Regulatory Capital (Continued)

Regulatory Capital (Continued)

The following table sets forth the Company’s and the Bank’s capital positions at March 31, 2017 and 2016 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy Plus Capital Conservation Buffer (1)		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
March 31, 2017:
Total risk-based capital (to risk-weighted assets)
Bank	$257,175	31.40%	$75,754	9.25%	$81,896	10.00%
Company	302,686	36.91	75,856	9.25	N/A	N/A
Tier 1 capital (to risk-weighted assets)
Bank	251,075	30.66	59,375	7.25	65,517	8.00
Company	296,586	36.17	59,455	7.25	N/A	N/A
Common equity (tier 1) capital (to risk-weighted assets)
Bank	251,075	30.66	47,090	5.75	53,233	6.50
Company	296,586	36.17	47,154	5.75	N/A	N/A
Core (tier 1) capital (to average total assets)
Bank	251,075	18.02	55,730	4.00	69,663	5.00
Company	296,586	21.22	55,910	4.00	N/A	N/A
March 31, 2016:
Total risk-based capital (to risk-weighted assets)
Bank	$246,063	37.23%	$57,006	8.625%	$66,093	10.00%
Company	319,465	48.18	57,184	8.625	N/A	N/A
Tier 1 capital (to risk-weighted assets)
Bank	241,703	36.57	43,787	6.625	52,875	8.00
Company	315,105	47.53	43,924	6.625	N/A	N/A
Common equity (tier 1) capital (to risk-weighted assets)
Bank	241,703	36.57	33,873	5.125	42,961	6.50
Company	315,105	47.53	33,979	5.125	N/A	N/A
Core (tier 1) capital (to average total assets)
Bank	241,703	20.18	47,916	4.000	59,895	5.00
Company	315,105	26.08	48,329	4.000	N/A	N/A

(1)	Includes Capital Conservation Buffer of 1.25% and 0.625%, respectively, at March 31, 2017 and 2016.

In December 2016, the most recent notification from the OCC categorized the Bank as well capitalized as of September 30, 2016, under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since notification that management believes have changed the Bank’s category.